Risk Report - Market Risk - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - Economic capital usage [Member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	€ 3,409	€ 1,416
Credit spread risk	56	271
Equity and investment risk	1,566	1,239
Foreign exchange risk	1,782	1,713
Pension risk	1,259	1,588
Guaranteed funds risk	103	68
Nontrading market risk portfolios	€ 8,175	€ 6,295